OTHER FINANCIAL ITEMS, NET (Tables)	6 Months Ended
Jun. 30, 2014
OTHER FINANCIAL ITEMS, NET [Abstract]
Schedule of Other Financial Items
Other financial items are comprised of the following:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2014	2013	2014	2013
Amortization of deferred financing costs	(990)	(3,408)	(1,851)	(4,075)
Unrealized (mark-to-market) (losses) gains for interest rate swaps	(3,294)	4,826	(5,125)	7,095
Interest expense on un-designated interest rate swaps	(2,910)	(1,622)	(6,147)	(3,251)
Mark-to-market adjustment for currency swap derivatives	—	1,775	—	(4,839)
Foreign exchange (loss) gain on capital lease obligations and related restricted cash	(234)	(347)	(99)	7,584
Foreign exchange gains (losses) on operations	—	31	—	(44)
Other	(567)	(1,369)	(977)	(1,504)
	(7,995)	(114)	(14,199)	966